Stock Transactions And Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Assumption Used in the Black-Scholes Value Options Granted
The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31:

	2018	2017	2016
Risk-free interest rate	2.6 – 3.1%	1.8 – 2.2%	1.2 – 1.8%
Weighted average volatility	21.4%	17.9%	24.3%
Dividend yield	0.6%	0.7%	0.6%
Expected years until exercise	5.0 – 8.0	5.0 – 8.0	5.5 – 8.0

Components Of Stock-Based Compensation Program
The following summarizes the components of the Company’s stock-based compensation expense ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
RSUs/PSUs:
Pretax compensation expense	$7.8	$5.8
Income tax benefit	(1.7)	(1.4)
RSUs/PSUs expense, net of income taxes	6.1	4.4
Stock options:
Pretax compensation expense	4.7	3.7
Income tax benefit	(1.0)	(0.8)
Stock option expense, net of income taxes	3.7	2.9
Total stock-based compensation:
Pretax compensation expense	12.5	9.5
Income tax benefit	(2.7)	(2.2)
Total stock-based compensation expense, net of income taxes	$9.8	$7.3

The following summarizes the components of the Company’s stock-based compensation expense under Parent’s stock plans for the years ended December 31 ($ in millions):

	2018	2017	2016
RSUs/PSUs:
Pretax compensation expense	$8.2	$7.6	$6.3
Income tax benefit	(2.1)	(2.5)	(2.1)
RSU/PSU expense, net of income taxes	6.1	5.1	4.2
Stock options:
Pretax compensation expense	5.1	4.7	4.2
Income tax benefit	(1.3)	(1.6)	(1.4)
Stock option expense, net of income taxes	3.8	3.1	2.8
Total stock-based compensation:
Pretax compensation expense	13.3	12.3	10.5
Income tax benefit	(3.4)	(4.1)	(3.5)
Total stock-based compensation expense, net of income taxes	$9.9	$8.2	$7.0

Schedule of Option Activity
The following summarizes the Company’s option activity under Parent’s stock plans (in millions; except price per share and numbers of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2016	2.2	$45.75
Granted	0.5	67.56
Exercised	(0.5)	34.54
Cancelled/forfeited	(0.3)	59.47
Outstanding as of December 31, 2016	1.9	52.27
Granted	0.5	86.06
Exercised	(0.4)	38.49
Cancelled/forfeited	(0.3)	60.74
Outstanding as of December 31, 2017	1.7	63.95
Granted	0.5	99.41
Exercised	(0.3)	48.25
Cancelled/forfeited	(0.2)	78.61
Outstanding as of December 31, 2018	1.7	$75.43	7	$52.6
Vested and expected to vest as of December 31, 2018 (1)	1.6	$72.87	7	$49.7
Vested as of December 31, 2018	0.7	$54.54	5	$31.9
______________
(1)
The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.

Schedule of Options Outstanding
Options outstanding as of December 31, 2018 are summarized below (in millions; except price per share and numbers of years):

	Outstanding			Exercisable
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$19.89 to 40.45	0.2	$35.68	3	0.2	$35.80
$40.46 to 59.17	0.2	54.85	5	0.2	52.78
$59.18 to 65.95	0.3	65.84	7	0.1	65.75
$65.96 to 79.63	0.2	70.76	7	0.1	67.77
$79.64 to 101.65	0.8	93.74	9	0.1	85.97

Summery Information of Unvested RSUs and PSUs Activity
The following summarizes information on unvested RSUs and PSUs activity (in millions; except weighted average grant-date fair value):

	Number of RSUs/PSUs	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2016	0.5	$55.33
Granted	0.2	66.43
Vested	(0.1)	49.16
Forfeited	(0.1)	58.20
Unvested at December 31, 2016	0.5	60.43
Granted	0.1	85.22
Vested	(0.1)	55.83
Forfeited	(0.1)	68.04
Unvested at December 31, 2017	0.4	65.88
Granted	0.2	98.26
Vested	(0.1)	65.81
Forfeited	(0.1)	77.38
Unvested at December 31, 2018	0.4	79.21

Summary of Share Activity
The following table summarizes the Company’s stock activity (shares in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Common stock - shares issued:
Balance, beginning of period	—	—
Shares issued to Danaher	127.9	—
Issuance of common stock	30.8	—
Balance, end of period	158.7	—